Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181 T 800.621.9215 F 630.472.7788

Administered by BCS Financial Services
May 4, 2011
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Plan Investment Fund, Inc. (the “Registrant” or “Fund”) Rule 497(j) Prospectus and Statement of Additional Information Certification File Nos. 811-04379 and 002-99584
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Registrant hereby transmits via EDGAR the following certification in lieu of filing under Rule 497(c) of the Act:
(1)	the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund under paragraph c) of Rule 497 of the Act would not have differed from those contained in the most recent registration statement or amendment (Post-effective Amendment No. 30 to the Fund’s Registration Statement on Form N-1A filed with the Commission pursuant to Rule 485(b) under the Act on April 29, 2011 becoming effective April 29,2011 - Accession Number 0000950123-11-041523), and

(2)	the text of the most recent registration statement or amendment has been filed electronically.
Any questions with respect to this filing should be directed to the undersigned at (630) 472-7711.
Please provide an electronic confirmation as evidence of this filing.
Very truly yours,
/s/ Joseph S. Castellon
Joseph S. Castellon
Treasurer
Plan Investment Fund, Inc.